Supplemental Balance Sheet Disclosures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	March 31, 2023	December 31, 2022
Software and technology	$242,485	$168,792
Professional services, dues and subscriptions	41,379	183,614
Insurance	103,039	224,785
Deferred contract costs	15,271	36,465
Unbilled receivables	515,541	544,212
Other	71,768	51,755
Total prepaid expenses and other current assets	$989,483	$1,209,623

	As of December 31,
	2022	2021
Software and technology	$168,792	$643,387
Professional services, dues and subscriptions	183,614	537,237
Insurance	224,785	264,097
Deferred contract costs	36,465	142,930
Unbilled receivable	544,212	505,203
Other	51,755	32,868
Total prepaid expenses and other current assets	$1,209,623	$2,125,722

Schedule of accounts payable, accrued expenses, and other current liabilities
	March 31, 2023	December 31, 2022
Accounts payable	$1,760,864	$1,510,287
Professional fees	113,827	155,161
Sales taxes	145,433	219,285
Compensation	381,888	368,440
Contractors	524,610	562,993
Settlements and legal	833,768	950,213
Interest and other	44,506	660,040
Total accounts payable, accrued expenses and other accrued liabilities	$3,804,896	$4,426,419

	As of December 31,
	2022	2021
Accounts payable	$1,510,287	$1,716,705
Professional fees	155,161	280,818
Sales taxes	219,285	108,854
Compensation	368,440	1,656,158
Contractors	562,993	646,996
Settlements and legal	950,213	681,045
Interest and other	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$4,426,419	$5,385,773